April 10, 2008

United States Securities and

Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re:	Lithia Motors, Inc.
Filing of 2007 Form 10-K

To Whom it May Concern:

The complete Form 10-K for the year ended December 31, 2007 is being filed electronically via EDGAR for Lithia Motors, Inc.

The 2007 Annual Report to Shareholders will be submitted, for informational purposes only, in paper format since no parts of such Annual Report are incorporated by reference into this Form 10-K.

Pursuant to General Instruction D(3) to Form 10-K, this letter confirms that, with respect to the financial statements included in this Form 10-K, there have been no changes from the preceding year in our accounting principles or practices or in the method of applying such principles or practices, except for

•	the adoption of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” effective January 1, 2007; and

•	the change in our annual impairment test date for goodwill and other intangible assets from December 31 to October 1.

Thank you for your assistance.

Sincerely,

/s/ Jeffrey DeBoer
Jeffrey DeBoer Senior Vice President and Chief Financial Officer Lithia Motors, Inc.